Segment Data and Related Information - Business Reportable Segments (Details) - Mafco Worldwide & Merisant $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) segment	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	4		4
Number of reportable segment | segment	1		1
Product revenues, net	$ 66.0	$ 70.3	$ 272.2	$ 291.0	$ 288.0
Pre-tax (loss) income	(31.6)	11.8	28.4	26.2	14.9
Depreciation expense	0.7	0.8	3.0	3.6	3.4
Property, plant and equipment, net	20.2		20.4	19.7	20.6
Capital Expenditures	0.9	0.4	4.1	4.1	3.1
Mafco Worldwide
Segment Reporting Information [Line Items]
Product revenues, net	25.8	28.8	106.3	117.2	119.9
Pre-tax (loss) income	(23.9)	6.2	19.5	19.8	22.4
Depreciation expense			1.6	1.7	1.3
Property, plant and equipment, net			15.2	13.9	13.4
Capital Expenditures			3.1	2.5	1.6
Merisant
Segment Reporting Information [Line Items]
Product revenues, net	40.2	41.5	165.9	173.8	168.1
Pre-tax (loss) income	$ (7.7)	$ 5.6	8.9	6.4	(7.5)
Depreciation expense			1.4	1.9	2.1
Property, plant and equipment, net			5.2	5.8	7.2
Capital Expenditures			$ 1.0	$ 1.6	$ 1.5